SHARE BASED COMPENSATION, Allocated Compensation Expense (Q2) (Details) - Stock Options [Member] - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	$ 69,838	$ 22,383	$ 145,186	$ 46,923	$ 149,170	$ 80,939
Research and Development [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	18,819	5,365	37,431	10,672	35,861	16,863
Selling, General and Administrative [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	$ 51,019	$ 17,018	$ 107,755	$ 36,251	$ 113,309	$ 64,076